Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated September 11, 2019 to

PROSPECTUS DATED March 1, 2019

  EQUITY INCOME FUND RISK/RETURN SUMMARY:

(i)	The following information is added after the first sentence of the second paragraph in the sub-section entitled “Performance” in the Risk/Return Summary section for the Equity Income Fund:

Effective September 12, 2018, the Fund changed its principal investment strategy from principally investing in common stocks of large and medium capitalization U.S. companies to principally investing in common stocks of dividend-paying large and medium capitalization U.S. companies. As a result, effective October 1, 2019, the Fund’s primary benchmark will change from the Russell 1000® Index to the Russell 1000® Value Index.

GLOBAL INFRASTRUCTURE FUND RISK/RETURN SUMMARY:

(i)
The following replaces the second paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Global Infrastructure Fund in the Prospectus listed above:

Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-manager approach. The Fund’s money managers have non-discretionary asset management assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. For Fund assets not allocated to money manager strategies, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.

LifePoints Funds, Target Portfolio Series: Classes A, C, C1, E, M, P, R1, R4, R5, S and T

RUSSELL INVESTMENT COMPANY

Supplement dated September 11, 2019 to

PROSPECTUS DATED MARCH 1, 2019

CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about November 13, 2019, each Fund’s target allocation to the Underlying Funds in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:

(i)
RISK/RETURN SUMMARY: The following is added after the fourth sentence in the first paragraph of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the Risk/Return Summary section of the Prospectus listed above:

Conservative Strategy Fund: Effective on or about November 13, 2019, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIM expects that the Fund’s approximate target allocation on or about November 13, 2019 will be 11% to equity, 69% to fixed income and 20% to multi-asset asset classes.

Moderate Strategy Fund: Effective on or about November 13, 2019, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIM expects that the Fund’s approximate target allocation on or about November 13, 2019 will be 34% to equity, 52% to fixed income, 12% to multi-asset and 2% to alternative asset classes.

Balanced Strategy Fund: Effective on or about November 13, 2019, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIM expects that the Fund’s approximate target allocation on or about November 13, 2019 will be 53% to equity, 33% to fixed income, 10% to multi-asset and 4% to alternative asset classes.

Growth Strategy Fund: Effective on or about November 13, 2019, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIM expects that the Fund’s approximate target allocation on or about November 13, 2019 will be 70% to equity, 16% to fixed income, 10% to multi-asset and 4% to alternative asset classes.

Equity Growth Strategy Fund: Effective on or about November 13, 2019, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIM expects that the Fund’s approximate target allocation on or about November 13, 2019 will be 80% to equity, 11% to fixed income, 4% to multi-asset and 5% to alternative asset classes.

Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated September 11, 2019 to

PROSPECTUS DATED March 1, 2019

EQUITY INCOME FUND RISK/RETURN SUMMARY:

(i)	The following information is added after the first sentence of the second paragraph in the sub-section entitled “Performance” in the Risk/Return Summary section for the Equity Income Fund:
Effective September 12, 2018, the Fund changed its principal investment strategy from principally investing in common stocks of large and medium capitalization U.S. companies to principally investing in common stocks of dividend-paying large and medium capitalization U.S. companies. As a result, effective October 1, 2019, the Fund’s primary benchmark will change from the Russell 1000® Index to the Russell 1000® Value Index.

Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, C1, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated September 11, 2019 to

PROSPECTUS DATED March 1, 2019

GLOBAL INFRASTRUCTURE FUND RISK/RETURN SUMMARY:

(i)
The following replaces the second paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Global Infrastructure Fund in the Prospectus listed above:

Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-manager approach. The Fund’s money managers have non-discretionary asset management assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. For Fund assets not allocated to money manager strategies, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts.

Conservative Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints Funds, Target Portfolio Series: Classes A, C, C1, E, M, P, R1, R4, R5, S and T

RUSSELL INVESTMENT COMPANY

Supplement dated September 11, 2019 to

PROSPECTUS DATED MARCH 1, 2019

CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about November 13, 2019, each Fund’s target allocation to the Underlying Funds in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:

(i)
RISK/RETURN SUMMARY: The following is added after the fourth sentence in the first paragraph of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the Risk/Return Summary section of the Prospectus listed above:

Conservative Strategy Fund: Effective on or about November 13, 2019, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIM expects that the Fund’s approximate target allocation on or about November 13, 2019 will be 11% to equity, 69% to fixed income and 20% to multi-asset asset classes.

Moderate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints Funds, Target Portfolio Series: Classes A, C, C1, E, M, P, R1, R4, R5, S and T

RUSSELL INVESTMENT COMPANY

Supplement dated September 11, 2019 to

PROSPECTUS DATED MARCH 1, 2019

CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about November 13, 2019, each Fund’s target allocation to the Underlying Funds in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:

(i)
RISK/RETURN SUMMARY: The following is added after the fourth sentence in the first paragraph of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the Risk/Return Summary section of the Prospectus listed above:

Moderate Strategy Fund: Effective on or about November 13, 2019, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIM expects that the Fund’s approximate target allocation on or about November 13, 2019 will be 34% to equity, 52% to fixed income, 12% to multi-asset and 2% to alternative asset classes.

Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints Funds, Target Portfolio Series: Classes A, C, C1, E, M, P, R1, R4, R5, S and T

RUSSELL INVESTMENT COMPANY

Supplement dated September 11, 2019 to

PROSPECTUS DATED MARCH 1, 2019

CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about November 13, 2019, each Fund’s target allocation to the Underlying Funds in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:

(i)
RISK/RETURN SUMMARY: The following is added after the fourth sentence in the first paragraph of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the Risk/Return Summary section of the Prospectus listed above:

Balanced Strategy Fund: Effective on or about November 13, 2019, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIM expects that the Fund’s approximate target allocation on or about November 13, 2019 will be 53% to equity, 33% to fixed income, 10% to multi-asset and 4% to alternative asset classes.

Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints Funds, Target Portfolio Series: Classes A, C, C1, E, M, P, R1, R4, R5, S and T

RUSSELL INVESTMENT COMPANY

Supplement dated September 11, 2019 to

PROSPECTUS DATED MARCH 1, 2019

CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about November 13, 2019, each Fund’s target allocation to the Underlying Funds in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:

(i)
RISK/RETURN SUMMARY: The following is added after the fourth sentence in the first paragraph of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the Risk/Return Summary section of the Prospectus listed above:

Growth Strategy Fund: Effective on or about November 13, 2019, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIM expects that the Fund’s approximate target allocation on or about November 13, 2019 will be 70% to equity, 16% to fixed income, 10% to multi-asset and 4% to alternative asset classes.

Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LifePoints Funds, Target Portfolio Series: Classes A, C, C1, E, M, P, R1, R4, R5, S and T

RUSSELL INVESTMENT COMPANY

Supplement dated September 11, 2019 to

PROSPECTUS DATED MARCH 1, 2019

CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about November 13, 2019, each Fund’s target allocation to the Underlying Funds in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:

(i)
RISK/RETURN SUMMARY: The following is added after the fourth sentence in the first paragraph of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the Risk/Return Summary section of the Prospectus listed above:

Equity Growth Strategy Fund: Effective on or about November 13, 2019, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIM expects that the Fund’s approximate target allocation on or about November 13, 2019 will be 80% to equity, 11% to fixed income, 4% to multi-asset and 5% to alternative asset classes.